j.p. morgan acceptance corporation ii abs-15G

Exhibit 99.24

Rating Agency Grades: 1/8/2026
Loan Information			Initial Credit Grades					Initial Compliance Grades					Initial Property Grades					Initial Overall Grades					Final Credit Grades					Final Compliance Grades					Final Property Grades					Final Overall Grades
Loan Number	Alternate Loan ID	Note Original Balance	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P
XXXXXXXXXX	304090174	XXXXXXXXXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXXXXX	304090153	XXXXXXXXXX	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B